Related Party (Details) - USD ($)	6 Months Ended		12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Dec. 31, 2024	Dec. 31, 2023
Related Party (Details) [Line Items]
Payment of living expenses	$ 93,838	$ 44,603
Officers [Member]
Related Party (Details) [Line Items]
Living expenses			$ 153,004	$ 166,018